Document and Entity Information	Jan. 12, 2022
Document Type	8-K
Document Period End Date	Jan. 12, 2022
Entity Registrant Name	Power & Digital Infrastructure Acquisition Corp.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40046
Entity Tax Identification Number	86-1243837
Entity Address, Address Line One	321 North Clark Street
Entity Address, Address Line Two	Suite 2440
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60654
City Area Code	312
Local Phone Number	262-5642
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Entity Central Index Key	0001839341
Amendment Flag	false
Units, each consisting of one share of Class A common stock, $0.0001 par value per share, and one-fourth of one redeemable warrant [Member]
Title of 12(b) Security	Units, each consisting of one share of Class A common stock, $0.0001 par value per share, and one-fourth of one redeemable warrant
Trading Symbol	XPDIU
Security Exchange Name	NASDAQ
Class A common stock included as part of the units [Member]
Title of 12(b) Security	Class A common stock included as part of the units
Trading Symbol	XPDI
Security Exchange Name	NASDAQ
Warrants included as part of the units, each whole warrant exercisable for one share of Class A common stock at an exercise price of $11.50 [Member]
Title of 12(b) Security	Warrants included as part of the units, each whole warrant exercisable for one share of Class A common stock at an exercise price of $11.50
Trading Symbol	XPDIW
Security Exchange Name	NASDAQ